Commitments (Narrative) (Details)			10 Months Ended	12 Months Ended
	Oct. 30, 2021 USD ($) item	May 22, 2019 USD ($) item	Nov. 12, 2019 USD ($) item	Dec. 31, 2019 USD ($) item bbl	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Commitments [Line Items]
Royalty Expense				$ 64,576,000	$ 71,836,000	$ 28,697,000
Minimum Operating Lease Payments IAS17					12,485,000	46,195,000
Royalty maximum production benchmark | item				15
Royalty benchmark percentage of total calculation				75.00%
Accumulated production of fields benchmark minimum | bbl				5,000,000
Property, Plant and Equipment [Member]
Disclosure Of Commitments [Line Items]
Recognised operating lease as assets					38,229,000	34,160,000
Espejo and Perico Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments		$ 29,757,000
Number of exploratory wells. | item		4
Capital commitments		$ 29,757,000
Espejo Blocks [Member]
Disclosure Of Commitments [Line Items]
Working interest percentage		50.00%
Flamenco Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 2,100,000
Investment Assumption Percentage				100.00%
Number of exploratory wells. | item				1
Capital commitments				$ 2,100,000
Campanario Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				5.00%
Capital commitments				$ 4,758,000
Number of exploratory wells. | item				3
Capital commitments				$ 4,758,000
Isla Norte Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 2,855,000
Number of exploratory wells. | item				2
Capital commitments				$ 2,855,000
RECT128 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				1,300,000
Capital commitments				1,300,000
REC-T-58 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				140,000
Capital commitments				140,000
REC-T-67 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				140,000
Capital commitments				140,000
REC-T-77 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				140,000
Capital commitments				140,000
POT-T-834 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				140,000
Capital commitments				$ 140,000
Espejo and Perico Blocks [Member]
Disclosure Of Commitments [Line Items]
Working interest percentage				50.00%
Perico Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 12,109,000
Number of exploratory wells. | item				4
Capital commitments				$ 12,109,000
Pott785Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				90,000
Capital commitments				90,000
VIM 3 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments			$ 22,290,800
Number of exploratory wells. | item			1
Capital commitments			$ 22,290,800
Los Parlamentos Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 6,000,000
Working interest percentage	50.00%
Number of exploratory wells. | item	2
Capital commitments	$ 6,000,000
Llanos 104 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 7,873,000
Number of exploratory wells. | item				1
Capital commitments				$ 7,873,000
Llanos 123 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 6,334,000
Number of exploratory wells. | item				2
Capital commitments				$ 6,334,000
Llanos 124 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 9,375,000
Number of exploratory wells. | item				3
Capital commitments				$ 9,375,000
Llanos 86 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 8,860,000
Number of exploratory wells. | item				1
Capital commitments				$ 8,860,000
Llanos 87 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 12,290,000
Working interest percentage				50.00%
Number of exploratory wells. | item				4
Capital commitments				$ 12,290,000
Espejo Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 17,648,000
Number of exploratory wells. | item				4
Capital commitments				$ 17,648,000
Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				4.00%
Royalty Expense				$ 24,700,000	20,551,000	11,369,000
Payments For Royalty				$ 18,200,000	$ 19,128,000	$ 9,981,000
Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Gas [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				7.50%
Provinces of Mendoza [Member] | Crude Oil [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				15.00%
Colombian National Hydrocarbons Agency [Member]
Disclosure Of Commitments [Line Items]
Additional Economic Right Percentage				1.00%
Chilean Government [Member] | Crude Oil [Member] | Fell Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				5.00%
Chilean Government [Member] | Gas [Member] | Fell Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				3.00%
Minimum
Disclosure Of Commitments [Line Items]
Lease term (in years)				1 year
Minimum | Colombian Government [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				6.00%
Minimum | Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Estimated Total Royalty Commitments				$ 200,000,000
Minimum | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				5.00%
Maximum
Disclosure Of Commitments [Line Items]
Lease term (in years)				7 years
Maximum | Colombian Government [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				8.00%
Maximum | Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Estimated Total Royalty Commitments				$ 210,000,000
Maximum | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage				10.00%